PRO FORMA ADJUSTMENTS	9 Months Ended
May 31, 2025
PRO FORMA ADJUSTMENTS
PRO FORMA ADJUSTMENTS

3. PRO FORMA ADJUSTMENTS

The unaudited pro forma combined statements of operations and balance sheets reflect the effect of the following pro forma adjustments:

a) This adjustment reflects the removal of NVG’s real estate assets at net book value along with the associated liabilities which were not part of the Acquisition. Since four of the real estate properties were subsequently leased by NVG after the removal, this adjustment also includes the right of use assets and related lease liabilities resulting from such leases.

b) This adjustment reflects the conversion of all pre-closing shareholder notes payable into contributed surplus which was a pre-closing condition per the Purchase Agreement.

c) This adjustment reflects the preliminary purchase price consideration and preliminary purchase price allocation from Note 2, as well as the cash payment of various NVG liabilities that were assumed at closing and were required to be made per the Purchase Agreement.